Supplement Dated June 15, 2018

to the

Prospectus Dated May 21, 2018

and the

Statement of Additional Information Dated May 21, 2018

for the

Farmers® Life Accumulator

Issued by

Farmers New World Life Insurance Company

through its

Farmers Variable Life Separate Account A

This Supplement updates certain information in your variable life insurance policy (“Policy”) Prospectus and Statement of Additional Information. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Investment Advisor Name Change

Effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the investment advisor for Deutsche Investments VIT Funds Series I and Deutsche Variable Series II, will be renamed to DWS Investment Management Americas, Inc. As a result of the name change, all references to Deutsche Investment Management Americas Inc. are deleted from your Prospectus and Statement of Additional Information and are replaced with references to DWS Investment Management Americas, Inc.

Fund Name Changes

Effective on or about July 2, 2018, Deutsche Investments VIT Funds Series I will change its name to DWS Investments VIT Funds Series I.

Effective on or about July 2, 2018, Deutsche Variable Series II will change its name to DWS Variable Series II.

As a result of the Fund name changes, all references to Deutsche Variable Series I and Deutsche Variable Series II are deleted from your Prospectus and Statement of Additional Information and replaced with references to DWS Variable Series I and DWS Variable Series II, respectively.

Portfolio Name Changes

Effective on or about July 2, 2018, Deutsche Equity 500 Index VIP will change its name to DWS Equity 500 Index VIP.

Effective on or about July 2, 2018, Deutsche CROCI® U.S. VIP will change its name to DWS CROCI® U.S. VIP.

As a result of the Portfolio name changes, all references to Deutsche Equity 500 Index VIP and Deutsche CROCI® U.S. VIP are deleted from your Prospectus and Statement of Additional Information and replaced with references to DWS Equity 500 Index VIP and DWS CROCI® U.S. VIP, respectively.

We have made a corresponding change in the names of the Subaccounts that invest in the foregoing Portfolios.

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